Inventories - Narrative (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventory [Line Items]
Consignment inventory	SFr 9,899	SFr 4,112
Cost of sales
Disclosure Of Inventory [Line Items]
Cost of inventories recognised as expense during period	215,953	132,045
Write-downs (reversals of write-downs) of inventories	SFr (473)	SFr 53